Leases - Summary of Detailed Information About Amounts Recognized In Profit of Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation charge for right-of-use assets	¥ 46,071	$ 6,486	¥ 43,129	¥ 41,458
Interest expenses on lease liabilities	1,969	277	1,547	¥ 1,819
Expenses relating to short-term leases (included in selling, general and administrative expenses and research and development expenses)	18,275	2,573	25,022
Total amount recognized in profit or loss	¥ 66,315	$ 9,336	¥ 69,698